Label	Element	Value
Money Market Funds [Member]
Restricted Cash and Cash Equivalents, Fair Value Disclosure	nkla_RestrictedCashAndCashEquivalentsFairValueDisclosure	$ 4,100,000
Restricted Cash and Cash Equivalents, Fair Value Disclosure	nkla_RestrictedCashAndCashEquivalentsFairValueDisclosure	4,144,000
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Restricted Cash and Cash Equivalents, Fair Value Disclosure	nkla_RestrictedCashAndCashEquivalentsFairValueDisclosure	0
Restricted Cash and Cash Equivalents, Fair Value Disclosure	nkla_RestrictedCashAndCashEquivalentsFairValueDisclosure	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Restricted Cash and Cash Equivalents, Fair Value Disclosure	nkla_RestrictedCashAndCashEquivalentsFairValueDisclosure	0
Restricted Cash and Cash Equivalents, Fair Value Disclosure	nkla_RestrictedCashAndCashEquivalentsFairValueDisclosure	0
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Restricted Cash and Cash Equivalents, Fair Value Disclosure	nkla_RestrictedCashAndCashEquivalentsFairValueDisclosure	4,100,000
Restricted Cash and Cash Equivalents, Fair Value Disclosure	nkla_RestrictedCashAndCashEquivalentsFairValueDisclosure	4,144,000
Money Market Funds [Member]
Restricted Cash and Cash Equivalents, Noncurrent	us-gaap_RestrictedCashAndCashEquivalentsNoncurrent	4,100,000
Restricted Cash and Cash Equivalents, Noncurrent	us-gaap_RestrictedCashAndCashEquivalentsNoncurrent	0
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	609,000,000.0
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	827,100,000
Cash and Cash Equivalents, at Carrying Value	us-gaap_CashAndCashEquivalentsAtCarryingValue	$ 73,000,000.0